Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.8%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$13,644	$14,637,559
Rolls-Royce PLC, 3.63%, 10/14/25(a)	7,500	7,323,025
Spirit AeroSystems Inc.
3.85%, 06/15/26	8,115	7,790,567
4.60%, 06/15/28(b)	18,406	17,436,969
		47,188,120
Airlines — 1.7%
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 01/15/27(b)	3,826	3,712,869
Delta Air Lines Inc.
3.75%, 10/28/29(b)	11,375	10,545,784
4.38%, 04/19/28(b)	8,095	7,815,504
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(b)	3,318	3,138,226
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(b)	59	55,129
United Airlines Pass Through Trust, Series A, 3.10%, 04/07/30(b)	3,617	3,203,020
		28,470,532
Apparel — 0.9%
Under Armour Inc., 3.25%, 06/15/26	15,148	14,470,836

Auto Parts & Equipment — 0.6%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	3,862	3,938,605
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	6,000	5,939,544
		9,878,149
Banks — 6.7%
Banc of California, 3.25%, 05/01/31, (3-mo. SOFR + 2.520%)(b)(c)	10,849	10,075,859
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	26,949	29,360,184
UniCredit SpA
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(c)	21,420	21,201,896
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(c)	26,956	27,997,561
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. SOFR + 2.360%)(b)(c)	7,342	5,859,336
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. SOFR + 2.250%)(b)(c)	15,701	14,046,012
Western Alliance Bank, 5.25%, 06/01/30, (3-mo. SOFR + 5.120%)(b)(c)	3,250	3,125,562
		111,666,410
Chemicals — 1.9%
HB Fuller Co., 4.00%, 02/15/27(b)	7,522	7,273,344
Methanex Corp.
5.25%, 12/15/29(b)	18,576	18,081,013
5.65%, 12/01/44(b)	8,185	7,167,105
		32,521,462
Commercial Services — 1.5%
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	7,254	6,767,603
United Rentals North America Inc., 3.88%, 11/15/27(b)	19,521	18,633,770
		25,401,373
Security	Par (000)	Value

Computers — 6.2%
Crane NXT Co.
4.20%, 03/15/48	$11,077	$7,864,274
6.55%, 11/15/36(b)	2,481	2,554,949
Seagate HDD Cayman
4.09%, 06/01/29	12,903	12,139,637
4.13%, 01/15/31(b)	7,433	6,732,734
4.88%, 06/01/27(b)	13,441	13,261,956
5.75%, 12/01/34(b)	13,237	12,963,336
Western Digital Corp., 4.75%, 02/15/26(b)	49,398	48,595,478
		104,112,364
Cosmetics & Personal Care — 2.5%
Perrigo Finance Unlimited Co.
4.38%, 03/15/26	17,506	17,107,172
4.90%, 06/15/30(b)	19,798	18,698,495
4.90%, 12/15/44(b)	8,156	6,644,912
		42,450,579
Diversified Financial Services — 1.2%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	7,496	7,278,185
Navient Corp., 5.63%, 08/01/33(b)	16,033	13,370,876
		20,649,061
Electric — 0.9%
FirstEnergy Corp.
2.65%, 03/01/30(b)	2,500	2,222,588
Series B, 2.25%, 09/01/30(b)	2,750	2,360,524
Series B, 3.90%, 07/15/27	2,750	2,672,541
TransAlta Corp., 6.50%, 03/15/40(b)	8,160	8,256,889
		15,512,542
Energy - Alternate Sources — 1.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	17,833	17,334,245

Engineering & Construction — 0.9%
Fluor Corp., 4.25%, 09/15/28(b)	15,738	15,133,399

Entertainment — 1.9%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(d)	26,045	23,625,932
4.63%, 04/06/31(a)(b)	9,350	8,175,955
		31,801,887
Food — 0.5%
Safeway Inc., 7.25%, 02/01/31(b)	7,119	7,593,457

Health Care - Services — 2.0%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	9,637	10,307,381
Toledo Hospital (The)
4.98%, 11/15/45(b)	7,488	5,698,585
6.02%, 11/15/48(b)	10,511	9,270,722
Series B, 5.33%, 11/15/28(b)	8,649	8,376,548
		33,653,236
Housewares — 3.0%
Newell Brands Inc.
5.70%, 04/01/26(b)	33,614	33,546,954
6.88%, 04/01/36(b)	7,156	6,855,391
7.00%, 04/01/46	11,199	9,848,258
		50,250,603
Insurance — 2.7%
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	6,425	6,303,104
6.80%, 01/24/30(a)	11,650	11,533,908
Genworth Holdings Inc., 6.50%, 06/15/34(b)	7,163	6,901,739

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	$11,798	$12,635,865
Provident Financing Trust I, 7.41%, 03/15/38	3,285	3,535,047
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(c)(e)	4,925	4,443,656
		45,353,319
Iron & Steel — 1.0%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	3,002	3,051,121
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	6,282	5,434,951
U.S. Steel Corp., 6.65%, 06/01/37(b)	7,351	7,529,795
		16,015,867
Leisure Time — 1.9%
Carnival Corp., 6.65%, 01/15/28(b)	5,497	5,533,590
Carnival PLC, 7.88%, 06/01/27(b)	5,106	5,402,654
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	13,131	12,365,255
6.00%, 02/01/33(a)	805	810,311
7.50%, 10/15/27(b)	7,969	8,419,833
		32,531,643
Lodging — 1.9%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26(a)(b)	13,444	12,932,215
Las Vegas Sands Corp.
3.50%, 08/18/26	250	241,344
3.90%, 08/08/29	250	232,195
Travel & Leisure Co.
6.00%, 04/01/27	10,804	10,837,137
6.60%, 10/01/25	8,362	8,422,868
		32,665,759
Manufacturing — 0.6%
Hillenbrand Inc., 5.00%, 09/15/26	9,490	9,374,675

Media — 1.7%
Belo Corp.
7.25%, 09/15/27(b)	6,581	6,648,381
7.75%, 06/01/27(b)	5,421	5,611,912
Liberty Interactive LLC
8.25%, 02/01/30(b)	13,369	6,879,024
8.50%, 07/15/29	7,621	4,001,045
Warner Media LLC, 7.63%, 04/15/31(b)	4,807	5,168,544
		28,308,906
Mining — 2.0%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	14,710	13,750,124
5.50%, 12/15/27(a)(b)	5,906	5,831,864
6.13%, 05/15/28(a)(b)	12,593	12,611,050
7.13%, 03/15/31(a)	1,500	1,547,481
		33,740,519
Office & Business Equipment — 0.7%
Xerox Corp.
4.80%, 03/01/35(b)	6,847	4,702,310
6.75%, 12/15/39(b)	9,388	7,394,224
		12,096,534
Office Furnishings — 0.7%
Steelcase Inc., 5.13%, 01/18/29	12,108	11,685,632

Oil & Gas — 2.9%
Global Marine Inc., 7.00%, 06/01/28(b)	7,029	6,619,074
Murphy Oil Corp.
5.88%, 12/01/42(b)	9,104	8,341,596
7.05%, 05/01/29(b)	4,867	5,110,014
Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
6.80%, 03/15/38	$16,025	$13,751,665
7.50%, 04/15/31(b)	10,672	10,288,847
9.35%, 12/15/41	4,861	4,526,129
		48,637,325
Packaging & Containers — 1.9%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	8,775	9,129,562
Pactiv LLC
7.95%, 12/15/25(b)	5,468	5,625,712
8.38%, 04/15/27(b)	3,834	4,050,054
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	12,221	12,854,585
		31,659,913
Pipelines — 8.6%
Buckeye Partners LP
3.95%, 12/01/26	15,837	15,278,718
4.13%, 12/01/27	11,846	11,150,221
5.60%, 10/15/44	8,156	6,762,542
5.85%, 11/15/43(b)	11,491	10,225,354
6.75%, 08/15/33(b)	2,720	2,623,071
EnLink Midstream Partners LP
4.15%, 06/01/25	1,000	985,486
4.85%, 07/15/26	1,000	988,171
EQM Midstream Partners LP
4.13%, 12/01/26	12,920	12,614,245
5.50%, 07/15/28	21,806	21,695,275
6.50%, 07/15/48(b)	14,454	14,678,995
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	3,750	3,676,625
4.80%, 05/15/30(a)	9,350	8,729,484
4.95%, 07/15/29(a)(b)	14,865	14,216,241
6.88%, 04/15/40(a)	13,480	13,262,127
7.50%, 07/15/38(a)	6,564	6,885,051
		143,771,606
Real Estate Investment Trusts — 8.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27	12,037	11,125,582
4.55%, 10/01/29(b)	9,466	8,527,436
8.05%, 03/15/28(b)	9,335	9,830,203
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	13,424	11,436,923
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	10,701	8,171,220
3.95%, 11/01/27(b)	10,632	9,381,198
4.65%, 04/01/29(b)	13,196	11,118,904
5.95%, 02/15/28(b)	9,421	8,501,137
Office Properties Income Trust, 9.00%, 09/30/29(a)	2,000	1,579,982
Service Properties Trust
3.95%, 01/15/28(b)	9,285	7,982,724
4.38%, 02/15/30(b)	9,439	7,058,555
4.75%, 10/01/26(b)	10,583	10,142,247
4.95%, 02/15/27(b)	9,398	8,803,935
4.95%, 10/01/29(b)	9,993	7,960,425
5.25%, 02/15/26	8,134	8,003,829
Vornado Realty LP
2.15%, 06/01/26	10,854	10,186,090
3.40%, 06/01/31(b)	9,472	7,706,479
		147,516,869
Retail — 15.2%
Advance Auto Parts Inc.
1.75%, 10/01/27(b)	9,490	8,407,904
3.50%, 03/15/32(b)	9,365	8,109,846

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.90%, 04/15/30(b)	$13,381	$12,293,646
5.90%, 03/09/26(b)	7,740	7,749,868
5.95%, 03/09/28(b)	8,235	8,287,043
Bath & Body Works Inc.
6.95%, 03/01/33(b)	7,911	7,731,423
7.60%, 07/15/37	5,530	5,356,640
Kohl’s Corp.
4.25%, 07/17/25(b)	4,998	4,865,704
4.63%, 05/01/31(b)	13,301	10,858,522
5.55%, 07/17/45(b)	11,302	7,501,775
Macy’s Retail Holdings LLC
4.30%, 02/15/43	6,714	4,819,253
4.50%, 12/15/34(b)	9,807	8,266,017
5.13%, 01/15/42(b)	6,709	5,439,462
6.38%, 03/15/37	5,234	4,591,426
6.70%, 07/15/34(a)(b)	4,793	4,217,003
Marks & Spencer PLC, 7.13%, 12/01/37(a)	8,225	8,823,449
Nordstrom Inc.
4.00%, 03/15/27(b)	7,792	7,461,064
4.25%, 08/01/31(b)	9,265	8,258,850
4.38%, 04/01/30(b)	10,858	9,867,036
5.00%, 01/15/44(b)	20,634	16,466,297
6.95%, 03/15/28(b)	6,632	6,769,518
QVC Inc.
4.75%, 02/15/27(b)	15,001	13,149,007
5.45%, 08/15/34(b)	10,909	6,919,704
5.95%, 03/15/43(b)	8,087	4,901,318
Walgreen Co., 4.40%, 09/15/42(b)	3,547	2,400,740
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	6,755	5,567,746
3.45%, 06/01/26	18,320	17,437,708
4.10%, 04/15/50(b)	11,568	7,623,365
4.50%, 11/18/34(b)	4,141	3,296,829
4.65%, 06/01/46	1,906	1,295,062
4.80%, 11/18/44(b)	13,077	9,805,732
Yum! Brands Inc.
5.35%, 11/01/43(b)	7,256	6,922,376
6.88%, 11/15/37	8,828	9,685,262
		255,146,595
Telecommunications — 10.8%
Embarq Corp., 8.00%, 06/01/36	37,824	10,997,710
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	8,150	8,283,222
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	4,954	4,916,822
Level 3 Financing Inc.
10.50%, 04/15/29(a)(b)	1,500	1,549,951
10.75%, 12/15/30(a)(b)	1,000	1,032,905
11.00%, 11/15/29(a)(b)	1,500	1,587,770
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(b)	5,037	2,911,995
Series P, 7.60%, 09/15/39(b)	8,898	3,813,669
Series U, 7.65%, 03/15/42(b)	5,559	2,304,391
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)	2,750	2,716,544
Series 2034, 6.00%, 09/30/34(a)	1,000	946,406
Series 2036, 7.20%, 07/18/36(a)	2,750	2,825,429
Series 2038, 7.72%, 06/04/38(a)(b)	2,750	2,896,475
Qwest Corp., 7.25%, 09/15/25(b)	4,696	4,658,771
Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(c)	$20,148	$19,481,919
Telecom Italia Capital SA
6.00%, 09/30/34(b)	11,534	10,874,396
6.38%, 11/15/33(b)	11,861	11,560,097
7.20%, 07/18/36	12,438	12,402,726
7.72%, 06/04/38	12,037	12,216,331
U.S. Cellular Corp., 6.70%, 12/15/33(b)	14,542	15,570,763
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(c)	46,946	48,512,918
		182,061,210
Transportation — 0.5%
XPO CNW Inc., 6.70%, 05/01/34	8,201	8,616,453

Total Corporate Bonds & Notes — 98.1%
(Cost: $1,734,299,755)		1,647,271,080

	Shares

Common Stocks

Office REITs — 0.0%
Office Properties Income Trust, NVS	87,228	217,198

Total Common Stocks — 0.0%
(Cost $0)		217,198
Total Long-Term Investments — 98.1%
(Cost: $1,734,299,755)		1,647,488,278

Short-Term Securities

Money Market Funds — 19.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	313,708,327	313,833,811
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	14,680,000	14,680,000

Total Short-Term Securities — 19.6%
(Cost: $328,401,814)		328,513,811

Total Investments — 117.7%
(Cost: $2,062,701,569)		1,976,002,089
Liabilities in Excess of Other Assets — (17.7)%		(297,561,938)
Net Assets — 100.0%		$1,678,440,151

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$165,226,512	$148,629,306	(a)	$—	$(36,530)	$14,523	$313,833,811	313,708,327	$1,521,874	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,440,000	10,240,000	(a)	—	—	—	14,680,000	14,680,000	386,727		—
					$(36,530)	$14,523	$328,513,811		$1,908,601		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,647,271,080	$—	$1,647,271,080
Common Stocks	—	217,198	—	217,198
Money Market Funds	328,513,811	—	—	328,513,811
	$328,513,811	$1,647,488,278	$—	$1,976,002,089

Portfolio Abbreviation

CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
SOFR	Secured Overnight Financing Rate

4